Supplement to the
Fidelity® U.S. Government Reserves and Fidelity Cash Reserves
March 25, 2009
Prospectus

Fidelity U. S. Government Reserves

Fidelity Cash Reserves

On April 13, 2009, the Board of Trustees of Fidelity Cash Reserves (the "Participating Fund") approved extending the participation by the Participating Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through September 18, 2009 (the "Program"). If the Participating Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Participating Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Participating Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Participating Fund and $1.00 per share. Participation by the Participating Fund in the Program does not reflect a decision by the Participating Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program extension requires the Participating Fund to pay the U.S. Department of Treasury a fee equal to 0.015% (1.5 basis points) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by the Participating Fund without regard to any expense limitation currently in effect for the fund. This payment is in addition to the fees paid by the Participating Fund at the start of the Program in October 2008 and at the first extension of the Program in December 2008, which totaled 2.5 basis points based on the number of shares outstanding as of September 19, 2008.

In addition, the Board of Trustees of Fidelity U.S. Government Reserves determined not to extend participation by Fidelity U.S. Government Reserves in the Program. Accordingly, Fidelity U.S. Government Reserves will not participate in the Program after the current term, which expires on April 30, 2009.

Call Fidelity with any questions regarding the Funds' participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

CAS/FUS-09-02 April 17, 2009
1.712068.123

Supplement to the
Fidelity® U.S. Government Reserves and Fidelity Cash Reserves
March 25, 2009
Prospectus

Fidelity U. S. Government Reserves

Fidelity Cash Reserves

On April 13, 2009, the Board of Trustees of Fidelity Cash Reserves (the "Participating Fund") approved extending the participation by the Participating Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through September 18, 2009 (the "Program"). If the Participating Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Participating Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Participating Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Participating Fund and $1.00 per share. Participation by the Participating Fund in the Program does not reflect a decision by the Participating Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program extension requires the Participating Fund to pay the U.S. Department of Treasury a fee equal to 0.015% (1.5 basis points) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by the Participating Fund without regard to any expense limitation currently in effect for the fund. This payment is in addition to the fees paid by the Participating Fund at the start of the Program in October 2008 and at the first extension of the Program in December 2008, which totaled 2.5 basis points based on the number of shares outstanding as of September 19, 2008.

In addition, the Board of Trustees of Fidelity U.S. Government Reserves determined not to extend participation by Fidelity U.S. Government Reserves in the Program. Accordingly, Fidelity U.S. Government Reserves will not participate in the Program after the current term, which expires on April 30, 2009.

Call Fidelity with any questions regarding the Funds' participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

CAS/FUS-09-02L April 17, 2009
1.746835.121